Amount Due to a Director (Details)		6 Months Ended			12 Months Ended
	Apr. 30, 2025 USD ($)	Oct. 31, 2025 JPY (¥)	Oct. 31, 2025 USD ($)	Oct. 31, 2024 JPY (¥)	Apr. 30, 2025 JPY (¥)
Amount Due to a Director [Line Items]
Borrowings from director	$ 292,113	¥ 45,000,000	$ 292,113
Borrowings bear no interest		¥ 2,578,165	$ 16,736	¥ 1,196,881
Maturity date		Dec. 31, 2025	Dec. 31, 2025
Borrowings [Member]
Amount Due to a Director [Line Items]
Borrowings bear no interest | $
Chief Executive Officer and Representative Director [Member]
Amount Due to a Director [Line Items]
Borrowings from director | ¥		¥ 45,000,000